Restrictions on Cash	12 Months Ended
Dec. 31, 2014
Restrictions on Cash [Abstract]
Restrictions on Cash
Note 2.	Restrictions on Cash

To comply with banking regulations, the Company is required to maintain certain average cash reserve balances.  The daily average cash reserve requirement was approximately $1,809,000 and $1,689,000 for the periods including December 31, 2014 and 2013, respectively.